GIBSON, DUNN & CRUTCHER LLP

LAWYERS

A REGISTERED LIMITED LIABILITY PARTNERSHIP

INCLUDING PROFESSIONAL CORPORATIONS

3161 Michelson Drive, Irvine, California 92612-4412

(949) 451-3800

www.gibsondunn.com

October 28, 2009

Direct Dial	Client Matter No.
(949) 451-4069	C 12305-00149

Fax No.

(949) 475-4681

VIA EDGAR AND OVERNIGHT DELIVERY

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Attention:	Amanda Ravitz, Branch Chief
John Stickel, Attorney Advisor

Re:	Callaway Golf Company
Form S-3 filed on September 10, 2009
File No. 333-161848

Dear Ms. Ravitz:

On behalf of Callaway Golf Company (the “Company”), please find below the Company’s responses to the comments issued in the letter dated October 6, 2009 from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) relating to the Company’s Form S-3 registration statement filed on September 10, 2009 (the “Form S-3”), as amended by Pre-Effective Amendment No. 1 to the Form S-3 filed concurrently herewith (“Amendment No. 1”). For your convenience, the Staff’s comments are reproduced before each response, and the responses appear in the order of the Staff’s comments.

General

1. We note from footnote (4) of the fee table that the amount being registered is estimated based on the total number of common stock “initially issuable” upon conversion of the preferred stock, and that the “initial rate” of conversion is 14.1844 shares of common stock per share of preferred stock. Please confirm that this number is a good-faith estimate of the maximum amount of shares you think you will need to cover conversions and revise your

GIBSON, DUNN & CRUTCHER LLP

Securities and Exchange Commission

October 28, 2009

disclosure to clarify this by removing the “initially issuable” language. Please also confirm your understanding that should any of the adjustments in the conversion rate of preferred stock result in your having to issue a number of common shares that exceeds the good-faith estimate set forth in the fee table, you must file a new registration statement to register the additional shares, and revise your disclosure accordingly to clarify.

The Company confirms that the 19,858,160 shares of common stock being registered on the Form S-3 is a good faith estimate of the maximum amount of shares that the Company believes will be required to cover conversions. The Company understands that, except with respect to adjustments covered by Rule 416 under the Securities Act of 1933, as amended, any adjustments in the conversion rate of the preferred stock that result in the issuance of a number of shares of common stock that exceeds the amount registered on the Form S-3 will require the filing of a new registration statement. The Company has revised footnote (4) accordingly to indicate that Rule 416 covers additional securities resulting from stock splits, stock dividends or similar transactions (pursuant to the first conversion formula disclosed on page 20 of Amendment No. 1) and that adjustments not covered by Rule 416 will be registered in a separate registration statement.

Conversion Procedures, page 18

2. We note your disclosure of the various conversion rate adjustments you may use beginning on page 20, and that several of the formulas for adjustment are not covered by Rule 416. Please confirm to us and revise your disclosure to specify which conversion formulas are not covered by Rule 416 and thus may require a new registration statement. For example, it appears that conversion formula (3) beginning on page 21 uses fair market value, conversion formulas (3) and (4) use average closing sales price per share of your common stock for 10 consecutive business days, and the conversion formula beginning on page 24 uses a 10 day volume weighted average price, all of which preclude the use of Rule 416.

The Company confirms that the conversion formulas beginning with the second conversion formula on page 20 through page 31 of the Form S-3 are not covered by Rule 416, and thus, shares issued pursuant to such conversion formulas would require the filing of a new registration statement. As noted in the response to comment no. 1 above, footnote (4) to the fee table of Amendment No. 1 has been revised to clarify that Rule 416 covers additional securities resulting from stock splits, stock dividends or similar transactions (pursuant to the first conversion formula disclosed on page 20 of Amendment No. 1) and that adjustments not covered by Rule 416 will be registered in a separate registration statement.

GIBSON, DUNN & CRUTCHER LLP

Securities and Exchange Commission

October 28, 2009

Selling Shareholders, page 46

3. Please revise footnote (1) on page 47 to clarify that selling shareholders who are, or are affiliates of, registered broker-dealers are deemed underwriters.

Footnote (1) on page 47 and corresponding disclosure on page 49 of Amendment No. 1 have been revised to indicate that selling securityholders who are registered broker-dealers are deemed underwriters. Please note that as disclosed in footnote (1), selling securityholders that are affiliated with registered broker dealers have represented that (i) they acquired their securities in the ordinary course of business, and (ii) at the time of the acquisition of the securities, they had no agreements or understandings, directly or indirectly, with any person to distribute the securities. Accordingly, based on the Staff’s position regarding selling securityholders that are affiliated with registered broker dealers that are able to make such representations, Amendment No. 1 contains a statement that such affiliated securityholders “may be deemed underwriters.”

* * * * *

Should there be any questions, please contact me at the phone number listed above, or, in my absence, Thomas D. Magill of Gibson, Dunn & Crutcher LLP at (949) 451-3855.

Very Truly Yours,

/s/ David C. Lee
David C. Lee

cc:	Brian P. Lynch, Callaway Golf Company
Thomas D. Magill, Gibson, Dunn & Crutcher LLP
Phillip S. Askim, Gibson, Dunn & Crutcher LLP